                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21248

Morgan Stanley Allocator Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2005

Date of reporting period: January 31, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Allocator Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the year ended January 31, 2005

Total Return for the 12 Months Ended January 31, 2005

Class A	Class B	Class C	Class D
3.57%	2.84%	2.76%	3.84%

S&P 500 Index[1]	Lehman Brothers U.S. Aggregate Index[2]	Lipper Flexible Portfolio Funds Index[3]
6.23%	4.16%	6.23%

Performance data quoted represent past performance, which is no guarantee of future results. Current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com, or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.
The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The U.S economic expansion matured over the 12-month period ended January 31, 2005. With the economy growing, payrolls expanding and inflation beginning to pick up, the Federal Open Market Committee (the "Fed") tightened monetary policy in five 25 basis point moves, raising the fed funds rate from 1 percent to 2.25 percent. Halfway through the period, mixed economic data and geopolitical uncertainty contributed to weaker investor confidence and the equity indexes faltered as short-term rates were rising, unemployment data was softening and energy prices were surging. However, the data began to improve after the summer. Payroll gains, while not exceptionally strong, were still positive as energy prices began to peak and the U.S. presidential election produced a clear victor. This backdrop set the stage for a post-election rally in the S&P 500 that yielded a net gain of almost 12 percent from the August 2004 low.

Stock market performance was mostly positive at the sector level during the period. All but two sectors within the S&P 500 had positive returns, led by the energy sector. Utilities and materials rounded out the top three sectors while health care and technology floundered during the period. More broadly, small-caps and mid-caps outpaced their larger counterparts for much of the period and value stocks generally outperformed growth securities.

The bond market experienced volatility for the first half of the period. Bond yields reached a low in March, then rose sharply in anticipation of a new tightening cycle by the Federal Reserve before declining again when the flow of economic data turned softer. Once stabilized, yields were largely flat over the remainder of the period.

Performance Analysis

Morgan Stanley Allocator Fund underperformed the S&P 500 Index, the Lehman Brothers U.S. Aggregate Index and the Lipper Flexible Portfolio Funds Index for the 12-month period ended January 31, 2005. Throughout the majority of the period, the Fund maintained an overweight position in stocks and an underweight position in bonds relative to its Lipper peer group. While this allocation benefited from the outperformance of the S&P 500 relative to the Lehman Brothers U.S. Aggregate Index, the Fund's sector allocation within the equity portion on the Fund hindered overall performance. The Fund's new management team made several adjustments to the portfolio, including a substantial reduction in what had been a double overweight in materials relative to the S&P 500 Index. Unfortunately, this exposure proved to have a lasting negative impact on the year's performance. The Fund was also hurt by a considerable underweighted position in energy producers relative to the S&P 500 Index. These companies benefited from the surge in oil prices to their peak of $54/barrel in October, and the Fund's relative lack of exposure limited its participation in their strong performance.

Other positions proved more positive for the Fund's performance for the period. In early March, management reduced the Fund's stock exposure in anticipation of a spring correction in stocks and a rally in bonds. This strategy limited the Fund's exposure to equities in a period where the S&P 500 underperformed the bond market. The Fund returned to an overweight equity position in the spring, and added to its equity holdings in the second half of the period in anticipation of a major rally in stocks. Thanks to this approach, the Fund was well positioned to take advantage of the strong post-election rally.

There is no guarantee that any sectors mentioned will continue to perform well or be held by the Fund in the future.

TOP 10 HOLDINGS
U.S. Treasury Notes	4.6%
General Electric Co.	3.4
Microsoft Corp.	2.5
Citigroup Inc.	1.8
Wal-Mart Stores, Inc.	1.7
Fed. Natl. Mtge. Assoc.	1.6
Intel Corp.	1.6
Exxon Mobil Corp.	1.4
Bank of America Corp.	1.4
IBM Corp.	1.4

PORTFOLIO COMPOSITION**
Common Stocks	87.9%
U.S. Gov't Agency & Obligations	7.5
Corporate Bonds	2.0
Asset-Backed Securities	1.1
Convertible Bonds	0.9
Short-Term Investments	0.5
Foreign Government Obligations	0.1

** Does not include outstanding long futures with an underlying face amount of $449,063 and outstanding short futures with an underlying face amount of $6,341,751 with unrealized net depreciation of $3,212.
Data as of January 31, 2005. Subject to change daily. All percentages for top 10 holdings are as a percentage of net assets. All percentages for portfolio composition are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., actively allocates the Fund's assets among the three major asset categories of equity securities (including depositary receipts), fixed-income securities and money market instruments, the combination of which will be varied from time to time both with respect to industry sector weightings and types of securities in response to changing market and economic trends. There is no limit as to the percentage of assets that may be allocated to any one asset class. The Fund may invest 100 percent of its assets in any one of the three major asset categories mentioned above at any time. It is anticipated that there will be significant fluctuations in the allocations over time and thus, the Fund may exhibit higher volatility than other funds.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on

Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of a fund's fiscal quarter filings by contacting Morgan Stanley Client Relations at (800) 869-NEWS.

Proxy Voting Policies and Procedures

A description of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities and (2) how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available without charge, upon request, by calling (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 A.M. to 8:00 P.M., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of a $10,000 Investment

Average Annual Total Returns — Period Ended January 31, 2005

	Class A Shares* (since 02/26/03)		Class B Shares** (since 02/26/03)		Class C Shares† (since 02/26/03)		Class D Shares†† (since 02/26/03)
Symbol	ALRAX		ALRBX		ALRCX		ALRDX
1 Year	3.57%	[4]	2.84%	[4]	2.76%	[4]	3.84%	[4]
	(1.87)	[5]	(1.82)	[5]	1.83	[5]	—
Since Inception	10.54	[4]	9.75	[4]	9.70	[4]	10.84	[4]
	7.50	[5]	7.83	[5]	9.70	[5]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Standard and Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lehman Brothers U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-based securities. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	The Lipper Flexible Portfolio Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Flexible Portfolio Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on January 31, 2005.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/04 – 01/31/05.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD*
	08/01/04	01/31/05	08/01/04 – 01/31/05
Class A
Actual (6.86% return)	$1,000.00	$1,068.60	$6.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.85	$6.34
Class B
Actual (6.53% return)	$1,000.00	$1,065.30	$10.38
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.08	$10.13
Class C
Actual (6.44% return)	$1,000.00	$1,064.40	$10.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.33	$9.88
Class D
Actual (7.04% return)	$1,000.00	$1,070.40	$5.20
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.11	$5.08

*	Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.00%, 1.95% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005

NUMBER OF SHARES		VALUE
	Common Stocks (89.1%)
	Advertising/Marketing Services (0.2%)
5,793	Interpublic Group of Companies, Inc. (The)*	$75,599
2,117	Omnicom Group, Inc.	179,712
		255,311
	Aerospace & Defense (1.3%)
10,982	Boeing Co.	555,689
2,745	General Dynamics Corp.	283,421
1,726	Goodrich Corp.	59,202
1,516	L-3 Communications Holdings, Inc.	108,258
6,069	Lockheed Martin Corp.	350,849
4,874	Northrop Grumman Corp.	252,863
6,200	Raytheon Co.	231,880
2,502	Rockwell Collins, Inc.	107,336
		1,949,498
	Agricultural Commodities/Milling (0.1%)
5,904	Archer-Daniels-Midland Co.	142,877
	Air Freight/Couriers (1.1%)
1,507	C.H. Robinson Worldwide, Inc.	77,611
1,641	CNF Inc.	76,979
2,843	EGL, Inc.*	85,944
1,367	Expeditors International of Washington, Inc.	76,743
3,362	FedEx Corp.	321,575
1,961	Forward Air Corp.*	83,568
12,520	United Parcel Service, Inc. (Class B)	934,994
		1,657,414
	Airlines (1.6%)
16,830	Alaska Air Group, Inc.*	501,366
31,988	AMR Corp.*	275,097
26,447	Delta Air Lines, Inc.*	142,549
54,983	Flyi Inc.*	100,619
35,260	Frontier Airlines, Inc.*	299,005
11,521	JetBlue Airways Corp.*	228,001
44,400	Mesa Air Group, Inc.*	327,228
18,182	SkyWest, Inc.	313,094
25,040	Southwest Airlines Co.	362,579
		2,549,538

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

NUMBER OF SHARES		VALUE
	Alternative Power Generation (0.0%)
7,783	Calpine Corp.*	$25,917
	Aluminum (0.2%)
10,795	Alcoa, Inc.	318,560
	Apparel/Footwear (0.4%)
2,413	Cintas Corp.	104,966
1,433	Coach, Inc.*	80,391
960	Jones Apparel Group, Inc.	32,285
844	Liz Claiborne, Inc.	35,397
3,527	Nike, Inc. (Class B)	305,544
589	Reebok International Ltd.	26,228
861	V.F. Corp.	45,762
		630,573
	Apparel/Footwear Retail (0.4%)
11,615	Gap, Inc. (The)	255,646
6,035	Limited Brands, Inc.	143,030
1,898	Nordstrom, Inc.	91,579
6,284	TJX Companies, Inc. (The)	157,351
		647,606
	Auto Parts: O.E.M. (0.2%)
1,940	Dana Corp.	30,788
7,083	Delphi Corp.	53,760
2,218	Eaton Corp.	150,802
2,330	Johnson Controls, Inc.	137,843
1,684	Visteon Corp.	12,495
		385,688
	Automotive Aftermarket (0.0%)
66	Cooper Tire & Rubber Co.	1,426
92	Goodyear Tire & Rubber Co. (The)*	1,420
		2,846
	Beverages: Alcoholic (0.3%)
7,202	Anheuser-Busch Companies, Inc.	354,194
1,176	Brown-Forman Corp. (Class B)	56,718
369	Molson Coors Brewing Co. (Class B)	27,527
		438,439
	Beverages: Non-Alcoholic (0.7%)
21,938	Coca-Cola Co. (The)	910,208
4,989	Coca-Cola Enterprises Inc. *	109,509
2,463	Pepsi Bottling Group, Inc. (The)	67,363
		1,087,080

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

NUMBER OF SHARES		VALUE
	Biotechnology (1.3%)
17,661	Amgen Inc.*	$1,099,221
4,549	Biogen Idec Inc.*	295,503
2,787	Chiron Corp.*	91,553
3,174	Genzyme Corp.*	184,759
5,747	Gilead Sciences, Inc.*	190,226
3,698	MedImmune, Inc.*	87,476
834	Millipore Corp.*	36,304
		1,985,042
	Broadcasting (0.2%)
6,855	Clear Channel Communications, Inc.	222,308
3,717	Univision Communications Inc. (Class A)*	101,511
		323,819
	Building Products (0.2%)
3,368	American Standard Companies, Inc.*	134,855
6,098	Masco Corp.	224,406
		359,261
	Cable/Satellite TV (0.5%)
24,712	Comcast Corp. (Class A)*	795,479
	Casino/Gaming (0.2%)
1,518	Harrah's Entertainment, Inc.	95,998
4,368	International Game Technology	136,718
		232,716
	Chemicals: Agricultural (0.1%)
3,276	Monsanto Co.	177,330
	Chemicals: Major Diversified (0.9%)
11,686	Dow Chemical Co. (The)	580,794
12,314	Du Pont (E.I.) de Nemours & Co.	585,654
993	Eastman Chemical Co.	53,771
1,563	Engelhard Corp.	46,968
1,429	Hercules Inc.*	20,735
2,857	Rohm & Haas Co.	126,394
		1,414,316
	Chemicals: Specialty (0.3%)
2,797	Air Products & Chemicals, Inc.	164,771
653	Great Lakes Chemical Corp.	17,272
4,024	Praxair, Inc.	173,636
882	Sigma-Aldrich Corp.	55,434
		411,113

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

NUMBER OF SHARES		VALUE
	Commercial Printing/Forms (0.1%)
732	Deluxe Corp.	$28,014
3,115	Donnelley (R.R.) & Sons Co.	104,197
		132,211
	Computer Communications (1.2%)
6,574	Avaya Inc.*	94,337
91,820	Cisco Systems, Inc.*	1,656,433
1,264	QLogic Corp.*	48,386
		1,799,156
	Computer Peripherals (0.4%)
30,882	EMC Corp.*	404,554
1,737	Lexmark International, Inc. (Class A)*	144,779
4,335	Network Appliance, Inc.*	138,026
		687,359
	Computer Processing Hardware (1.8%)
4,562	Apple Computer, Inc.*	350,818
34,160	Dell Inc.*	1,426,522
4,363	Gateway, Inc.*	20,637
40,006	Hewlett-Packard Co.	783,718
2,476	NCR Corp.*	84,630
40,625	Sun Microsystems, Inc.*	177,125
		2,843,450
	Construction Materials (0.0%)
1,308	Vulcan Materials Co.	73,876
	Containers/Packaging (0.2%)
1,437	Ball Corp.	61,389
1,366	Bemis Company, Inc.	39,614
1,894	Pactiv Corp.*	42,066
1,067	Sealed Air Corp.*	54,737
715	Temple-Inland Inc.	45,474
		243,280
	Contract Drilling (0.4%)
188	Atwood Oceanics, Inc.*	11,468
1,994	ENSCO International Inc.	68,255
682	Helmerich & Payne, Inc.	25,848
1,966	Nabors Industries, Ltd. (Bermuda)*	99,086
1,785	Noble Corp. (Cayman Islands)*	95,230
220	Petroleum Development Co.*	8,470
1,842	Pride International, Inc.*	43,084

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

NUMBER OF SHARES		VALUE
1,450	Rowan Companies, Inc.*	$40,832
4,056	Transocean Inc. (Cayman Islands)*	178,464
		570,737
	Data Processing Services (1.0%)
1,885	Affiliated Computer Services, Inc. (Class A)*	102,148
8,165	Automatic Data Processing, Inc.	355,014
2,593	Computer Sciences Corp.*	133,591
2,189	Convergys Corp.*	31,281
11,719	First Data Corp.	477,432
2,821	Fiserv, Inc.*	107,903
5,153	Paychex, Inc.	157,115
4,175	SunGard Data Systems Inc.*	112,266
		1,476,750
	Department Stores (0.5%)
1,157	Dillard's, Inc. (Class A)	30,360
2,288	Federated Department Stores, Inc.	129,958
4,383	Kohl's Corp.*	206,045
3,874	May Department Stores Co.	131,329
3,645	Penney (J.C.) Co., Inc.	155,714
2,727	Sears, Roebuck & Co.	137,032
		790,438
	Discount Stores (2.4%)
1,547	Big Lots, Inc.*	17,419
5,318	Costco Wholesale Corp.	251,382
4,408	Dollar General Corp.	89,086
2,263	Family Dollar Stores, Inc.	75,697
11,607	Target Corp.	589,287
50,730	Wal-Mart Stores, Inc.	2,658,252
		3,681,123
	Drugstore Chains (0.5%)
5,017	CVS Corp.	232,538
12,672	Walgreen Co.	539,954
		772,492
	Electric Utilities (2.3%)
7,005	AES Corp. (The)*	98,420
2,418	Allegheny Energy, Inc.*	46,764
1,980	Ameren Corp.	99,238
4,366	American Electric Power Co., Inc.	153,901
3,772	CenterPoint Energy, Inc.	42,435
2,088	Cinergy Corp.	84,126
3,065	CMS Energy Corp.*	32,274

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

NUMBER OF SHARES		VALUE
2,593	Consolidated Edison, Inc.	$113,755
2,026	Constellation Energy Group, Inc.	101,300
3,643	Dominion Resources, Inc.	252,751
2,072	DTE Energy Co.	90,774
10,176	Duke Energy Corp.	272,615
4,048	Edison International	131,439
2,543	Entergy Corp.	176,789
7,301	Exelon Corp.	323,069
3,781	FirstEnergy Corp.	150,333
2,157	FPL Group, Inc.	165,312
4,331	PG&E Corp.*	151,585
1,182	Pinnacle West Capital Corp.	49,289
2,078	PPL Corp.	112,212
2,940	Progress Energy, Inc.	130,095
2,756	Public Service Enterprise Group, Inc.	145,379
8,302	Southern Co. (The)	280,359
2,344	TECO Energy, Inc.	37,527
3,732	TXU Corp.	258,254
4,714	Xcel Energy, Inc.	85,748
		3,585,743
	Electrical Products (0.4%)
2,848	American Power Conversion Corp.	60,577
1,362	Cooper Industries Ltd. (Class A) (Bermuda)	94,659
6,057	Emerson Electric Co.	407,273
2,486	Molex Inc.	71,398
1,283	Power-One, Inc.*	9,533
		643,440
	Electronic Components (0.1%)
2,590	Jabil Circuit, Inc.*	61,046
6,932	Sanmina-SCI Corp.*	42,840
10,911	Solectron Corp.*	54,228
		158,114
	Electronic Equipment/Instruments (0.5%)
6,574	Agilent Technologies, Inc.*	145,351
18,948	JDS Uniphase Corp.*	40,549
2,689	Rockwell Automation, Inc.	152,332
1,979	Scientific-Atlanta, Inc.	59,983
3,044	Symbol Technologies, Inc.	55,705
1,119	Tektronix, Inc.	32,250
2,140	Thermo Electron Corp.*	64,072
9,849	Xerox Corp.*	156,402
		706,644

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

NUMBER OF SHARES		VALUE
	Electronic Production Equipment (0.5%)
28,371	Applied Materials, Inc.*	$451,099
3,288	KLA-Tencor Corp.*	152,070
2,257	Novellus Systems, Inc.*	59,021
2,952	Teradyne, Inc.*	41,417
		703,607
	Electronics/Appliance Stores (0.2%)
4,168	Best Buy Co., Inc.	224,197
2,688	Circuit City Stores – Circuit City Group	38,492
2,134	RadioShack Corp.	70,678
		333,367
	Electronics/Appliances (0.1%)
4,003	Eastman Kodak Co.	132,459
753	Maytag Corp.	11,830
878	Whirlpool Corp.	59,932
		204,221
	Engineering & Construction (0.0%)
1,298	Fluor Corp.	69,495
	Environmental Services (0.2%)
4,681	Allied Waste Industries, Inc.*	38,899
7,858	Waste Management, Inc.	227,882
		266,781
	Finance/Rental/Leasing (1.6%)
2,853	Capital One Financial Corp.	223,333
2,779	CIT Group, Inc.	112,188
5,905	Countrywide Financial Corp.	218,485
10,113	Fannie Mae	653,098
7,194	Freddie Mac	469,696
15,011	MBNA Corp.	398,992
3,595	Providian Financial Corp.*	59,965
2,323	Ryder System, Inc.	105,813
5,045	SLM Corp.	253,209
		2,494,779
	Financial Conglomerates (3.0%)
54,143	Citigroup, Inc.	2,655,714
37,251	JP Morgan Chase & Co.	1,390,580
3,311	Principal Financial Group, Inc.	134,360
5,027	Prudential Financial, Inc.	271,006
4,921	State Street Corp.	220,510
		4,672,170

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

NUMBER OF SHARES		VALUE
	Financial Publishing/Services (0.3%)
1,931	Equifax, Inc.	$54,647
2,121	McGraw-Hill Companies, Inc. (The)	191,951
1,887	Moody's Corp.	158,093
		404,691
	Food Distributors (0.2%)
7,739	SYSCO Corp.	270,633
	Food Retail (0.3%)
4,563	Albertson's, Inc.	104,401
9,024	Kroger Co.*	154,310
5,606	Safeway Inc.*	105,673
2,188	Supervalu, Inc.	69,163
		433,547
	Food: Major Diversified (1.1%)
3,849	Campbell Soup Co.	112,853
4,687	ConAgra Foods Inc.	138,267
3,409	General Mills, Inc.	180,643
3,240	Heinz (H.J.) Co.	122,504
3,711	Kellogg Co.	165,659
15,257	PepsiCo, Inc.	819,301
7,106	Sara Lee Corp.	166,849
		1,706,076
	Food: Specialty/Candy (0.2%)
2,363	Hershey Foods Corp.	138,212
1,359	McCormick & Co., Inc. (Non-Voting)	50,514
2,020	Wrigley (Wm.) Jr. Co.	142,188
		330,914
	Forest Products (0.1%)
1,403	Louisiana-Pacific Corp.	35,917
2,996	Weyerhaeuser Co.	186,950
		222,867
	Gas Distributors (0.2%)
7,156	Dynegy, Inc. (Class A)*	31,844
1,903	KeySpan Corp.	75,111
838	Nicor Inc.	30,939
3,401	NiSource, Inc.	77,883
706	Peoples Energy Corp.	30,238
2,568	Sempra Energy	95,581
		341,596

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

NUMBER OF SHARES		VALUE
	Home Building (0.2%)
1,755	Centex Corp.	$107,599
476	KB Home	51,717
1,740	Pulte Homes, Inc.	114,979
		274,295
	Home Furnishings (0.1%)
2,510	Leggett & Platt, Inc.	71,535
3,813	Newell Rubbermaid, Inc.	82,056
		153,591
	Home Improvement Chains (1.2%)
28,191	Home Depot, Inc. (The)	1,163,161
9,920	Lowe's Companies, Inc.	565,341
1,896	Sherwin-Williams Co.	81,907
		1,810,409
	Hospital/Nursing Management (0.3%)
6,478	HCA, Inc.	288,401
3,228	Health Management Associates, Inc. (Class A)	71,274
1,685	Manor Care, Inc.	58,217
6,565	Tenet Healthcare Corp.*	65,190
		483,082
	Hotels/Resorts/Cruiselines (0.7%)
11,193	Carnival Corp. (Panama)	644,717
4,983	Hilton Hotels Corp.	110,872
3,191	Marriott International, Inc. (Class A)	201,607
2,540	Starwood Hotels & Resorts Worldwide, Inc.	147,041
		1,104,237
	Household/Personal Care (2.1%)
1,246	Alberto-Culver Co. (Class B)	67,595
5,350	Avon Products, Inc.	225,877
2,641	Clorox Co. (The)	156,928
5,709	Colgate-Palmolive Co.	299,951
11,147	Gillette Co. (The)	565,376
1,205	International Flavors & Fragrances, Inc.	50,875
5,471	Kimberly-Clark Corp.	358,405
28,095	Procter & Gamble Co. (The)	1,495,497
		3,220,504
	Industrial Conglomerates (5.9%)
11,058	3M Co.	932,853
4,313	Danaher Corp.	236,697
147,538	General Electric Co.	5,330,548

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

NUMBER OF SHARES		VALUE
11,796	Honeywell International, Inc.	$424,420
2,462	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	183,124
1,443	ITT Industries, Inc.	123,073
2,090	Textron, Inc.	150,438
28,031	Tyco International Ltd. (Bermuda)	1,013,040
7,008	United Technologies Corp.	705,565
		9,099,758
	Industrial Machinery (0.3%)
4,243	Illinois Tool Works Inc.	369,056
1,825	Parker-Hannifin Corp.	118,917
		487,973
	Industrial Specialties (0.2%)
3,290	Ecolab Inc.	110,709
2,130	PPG Industries, Inc.	146,501
		257,210
	Information Technology Services (1.5%)
2,413	Citrix Systems, Inc.*	51,759
6,641	Electronic Data Systems Corp.	142,250
22,509	International Business Machines Corp.	2,102,791
5,089	Unisys Corp.*	39,949
		2,336,749
	Insurance Brokers/Services (0.2%)
3,212	AON Corp.	73,041
5,072	Marsh & McLennan Companies, Inc.	164,840
		237,881
	Integrated Oil (2.2%)
650	Amerada Hess Corp.	56,322
13,920	ChevronTexaco Corp.	757,248
563	Cimarex Energy Co.*	20,409
4,408	ConocoPhillips	409,018
42,274	Exxon Mobil Corp.	2,181,338
		3,424,335
	Internet Software/Services (0.4%)
7,042	Siebel Systems, Inc.*	61,336
15,839	Yahoo! Inc.*	557,691
		619,027
	Investment Banks/Brokers (3.2%)
3,096	Bear Stearns Companies, Inc. (The)	312,882
11,297	E*TRADE Group, Inc.*	155,334
14,630	Goldman Sachs Group, Inc. (The)	1,577,846

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

NUMBER OF SHARES		VALUE
8,146	Lehman Brothers Holdings Inc.	$742,834
28,395	Merrill Lynch & Co., Inc.	1,705,688
41,293	Schwab (Charles) Corp. (The)	464,133
		4,958,717
	Investment Managers (0.4%)
1,679	Federated Investors, Inc. (Class B)	49,329
3,646	Franklin Resources, Inc.	247,418
3,608	Janus Capital Group, Inc.	53,507
6,194	Mellon Financial Corp.	181,794
1,928	Price (T.) Rowe Group, Inc.	115,391
		647,439
	Investment Trusts/Mutual Funds (1.9%)
141,500	iShares MSCI Japan Index Fund (Japan)	1,498,485
33,360	streetTRACKS Gold Trust*	1,408,459
		2,906,944
	Life/Health Insurance (0.5%)
4,953	AFLAC, Inc.	195,693
1,389	Jefferson-Pilot Corp.	69,311
1,792	Lincoln National Corp.	82,683
7,260	MetLife, Inc.	288,585
1,121	Torchmark Corp.	61,207
3,092	UnumProvident Corp.	53,090
		750,569
	Major Banks (3.8%)
46,588	Bank of America Corp.	2,160,286
11,359	Bank of New York Co., Inc. (The)	337,476
5,743	BB&T Corp.	226,676
2,038	Comerica, Inc.	117,919
2,518	Huntington Bancshares, Inc.	57,838
4,250	KeyCorp	142,035
6,843	National City Corp.	243,269
2,965	PNC Financial Services Group	159,725
4,857	Regions Financial Corp.	155,424
2,943	SunTrust Banks, Inc.	211,955
15,049	Wachovia Corp.	825,438
19,450	Wells Fargo & Co.	1,192,285
		5,830,326
	Major Telecommunications (2.5%)
4,087	ALLTEL Corp.	224,948
10,537	AT&T Corp.	202,205
24,284	BellSouth Corp.	637,212

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

NUMBER OF SHARES		VALUE
43,948	SBC Communications, Inc.	$1,044,204
18,927	Sprint Corp.	451,030
36,717	Verizon Communications Inc.	1,306,758
		3,866,357
	Managed Health Care (1.2%)
2,115	Aetna, Inc.	268,711
3,659	Caremark Rx, Inc.*	143,067
1,817	CIGNA Corp.	145,814
2,848	Humana, Inc.*	97,601
8,018	UnitedHealth Group Inc.	712,800
3,834	WellPoint Inc.*	465,831
		1,833,824
	Marine Shipping (0.0%)
533	Overseas Shipholding Group, Inc.	29,747
	Media Conglomerates (1.8%)
22,189	Disney (Walt) Co. (The)	635,271
31,067	News Corp Inc. (Class A)	528,139
50,821	Time Warner, Inc.*	914,778
19,170	Viacom Inc. (Class B) (Non-Voting)	715,808
		2,793,996
	Medical Distributors (0.4%)
1,505	AmerisourceBergen Corp.	87,711
5,938	Cardinal Health, Inc.	334,428
3,825	McKesson Corp.	131,924
		554,063
	Medical Specialties (2.1%)
3,564	Applera Corp. – Applied Biosystems Group	71,458
1,380	Bard (C.R.), Inc.	93,564
763	Bausch & Lomb, Inc.	55,615
7,996	Baxter International, Inc.	269,945
3,253	Becton, Dickinson & Co.	184,282
3,286	Biomet, Inc.	139,589
10,965	Boston Scientific Corp.*	362,503
1,566	Fisher Scientific International, Inc.*	98,893
4,125	Guidant Corp.	299,021
2,089	Hospira, Inc.*	60,351
15,700	Medtronic, Inc.	824,093
2,021	Pall Corp.	54,426
1,760	PerkinElmer, Inc.	40,462
4,618	St. Jude Medical, Inc.*	181,395
5,219	Stryker Corp.	256,462

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

NUMBER OF SHARES		VALUE
1,617	Waters Corp.*	$79,362
3,185	Zimmer Holdings, Inc.*	251,137
		3,322,558
	Miscellaneous Commercial Services (0.0%)
2,158	Sabre Holdings Corp.	45,534
	Miscellaneous Manufacturing (0.1%)
982	Crane Co.	27,987
3,154	Dover Corp.	120,798
		148,785
	Motor Vehicles (0.4%)
17,348	Ford Motor Co.	228,473
5,353	General Motors Corp.	197,044
2,802	Harley-Davidson, Inc.	168,428
		593,945
	Multi-Line Insurance (1.3%)
25,425	American International Group, Inc.**	1,685,423
2,862	Hartford Financial Services Group, Inc. (The)	192,584
1,864	Loews Corp.	126,752
1,291	Safeco Corp.	59,773
		2,064,532
	Office Equipment/Supplies (0.1%)
1,420	Avery Dennison Corp.	85,328
3,137	Pitney Bowes, Inc.	140,349
		225,677
	Oil & Gas Pipelines (0.2%)
8,454	El Paso Corp.	91,895
1,631	Kinder Morgan, Inc.	122,390
1,000	Western Gas Resources, Inc.	30,450
6,899	Williams Companies, Inc. (The)	115,972
		360,707
	Oil & Gas Production (1.3%)
3,140	Anadarko Petroleum Corp.	207,899
4,124	Apache Corp.	224,428
4,947	Burlington Resources, Inc.	216,233
440	Cabot Oil & Gas Corp.	20,715
6,139	Devon Energy Corp.	249,673
1,561	EOG Resources, Inc.	115,904
803	Forest Oil Corp.*	27,053
1,972	Kerr-McGee Corp.	121,771
843	Newfield Exploration Co.*	51,592

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

NUMBER OF SHARES		VALUE
795	Noble Energy, Inc.	$47,040
2,508	Occidental Petroleum Corp.	146,417
956	Patina Oil & Gas Corp.	35,066
1,916	Pioneer Natural Resources Co.	73,555
1,044	Plains Exploration & Production Co.*	30,046
872	Pogo Producing Co.	37,086
375	Remington Oil & Gas Corp.*	10,969
491	Southwestern Energy Co.*	25,188
459	Spinnaker Exploration Co.*	15,051
383	St. Mary Land & Exploration Co.	16,473
361	Stone Energy Corp.*	15,451
378	Swift Energy Co.*	11,442
619	Unit Corp.*	22,618
3,316	Unocal Corp.	157,742
889	Vintage Petroleum, Inc.	21,523
3,433	XTO Energy Inc.	123,279
		2,024,214
	Oil Refining/Marketing (0.3%)
961	Ashland, Inc.	58,986
365	Frontier Oil Corp.	10,209
2,200	Marathon Oil Corp.	85,206
965	Sunoco, Inc.	84,428
3,234	Valero Energy Corp.	168,265
		407,094
	Oilfield Services/Equipment (0.2%)
1,239	Baker Hughes Inc.	53,649
600	BJ Services Co.	28,830
1,591	Halliburton Co.	65,438
2,059	Schlumberger Ltd. (Netherlands; Antilles)	140,094
		288,011
	Other Consumer Services (0.8%)
2,383	Apollo Group, Inc. (Class A)*	186,327
2,455	Block (H.&R.), Inc.	118,601
13,607	Cendant Corp.	320,445
8,338	eBay Inc.*	679,547
		1,304,920
	Other Consumer Specialties (0.1%)
1,950	Fortune Brands, Inc.	163,761
	Other Metals/Minerals (0.1%)
1,218	Phelps Dodge Corp.	117,293

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

NUMBER OF SHARES		VALUE
	Packaged Software (3.8%)
3,304	Adobe Systems, Inc.	$187,998
3,291	Autodesk, Inc.	96,657
3,264	BMC Software, Inc.*	54,933
8,020	Computer Associates International, Inc.	218,064
5,832	Compuware Corp.*	40,241
2,777	Intuit Inc.*	108,303
1,220	Mercury Interactive Corp.*	53,399
145,090	Microsoft Corp.	3,812,965
5,758	Novell, Inc.*	33,224
69,330	Oracle Corp.*	954,674
4,030	Parametric Technology Corp.*	22,971
9,767	Symantec Corp.*	228,059
5,906	VERITAS Software Corp.*	151,902
		5,963,390
	Personnel Services (0.1%)
1,678	Monster Worldwide Inc.*	52,505
2,456	Robert Half International, Inc.	74,515
		127,020
	Pharmaceuticals: Generic Drugs (0.1%)
6,422	Mylan Laboratories, Inc.	106,798
2,684	Watson Pharmaceuticals, Inc.*	80,064
		186,862
	Pharmaceuticals: Major (3.8%)
13,341	Abbott Laboratories	600,612
16,631	Bristol-Myers Squibb Co.	389,831
25,362	Johnson & Johnson	1,640,921
9,662	Lilly (Eli) & Co.	524,067
19,104	Merck & Co., Inc.	535,867
64,548	Pfizer, Inc.	1,559,480
12,587	Schering-Plough Corp.	233,615
11,397	Wyeth	451,663
		5,936,056
	Pharmaceuticals: Other (0.4%)
3,056	Allergan, Inc.	232,103
8,581	Forest Laboratories, Inc.*	356,369
5,929	King Pharmaceuticals, Inc.*	62,314
		650,786

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

NUMBER OF SHARES		VALUE
	Precious Metals (0.2%)
2,281	Freeport-McMoRan Copper & Gold, Inc. (Class B)	$83,964
5,632	Newmont Mining Corp.	234,235
		318,199
	Property – Casualty Insurers (0.8%)
2,850	ACE Ltd. (Cayman Islands)	123,690
6,719	Allstate Corp. (The)	338,906
1,869	Chubb Corp. (The)	139,203
1,710	Cincinnati Financial Corp.	75,445
2,119	Progressive Corp. (The)	177,254
6,525	St. Paul Travelers Companies, Inc. (The)	244,949
1,410	XL Capital Ltd. (Class A) (Cayman Islands)	105,440
		1,204,887
	Publishing: Books/Magazines (0.0%)
506	Meredith Corp.	24,303
	Publishing: Newspapers (0.4%)
1,051	Dow Jones & Co., Inc.	40,064
3,086	Gannett Co., Inc.	247,003
1,075	Knight-Ridder, Inc.	69,993
2,088	New York Times Co. (The) (Class A)	81,181
3,574	Tribune Co.	142,889
		581,130
	Pulp & Paper (0.3%)
3,273	Georgia-Pacific Corp.	105,063
6,028	International Paper Co.	235,996
2,585	MeadWestvaco Corp.	74,681
		415,740
	Railroads (0.7%)
7,682	Burlington Northern Santa Fe Corp.	370,119
4,708	CSX Corp.	188,179
7,793	Norfolk Southern Corp.	272,132
5,105	Union Pacific Corp.	304,258
		1,134,688
	Real Estate Investment Trusts (0.5%)
1,303	Apartment Investment & Management Co. (Class A)	46,778
2,713	Archstone-Smith Trust	93,056
5,379	Equity Office Properties Trust	150,504
3,889	Equity Residential	122,659
2,525	Plum Creek Timber Co., Inc.	90,193

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

NUMBER OF SHARES		VALUE
2,523	ProLogis	$96,227
2,749	Simon Property Group, Inc.	163,016
		762,433
	Recreational Products (0.3%)
1,155	Brunswick Corp.	53,269
4,179	Electronic Arts Inc.*	268,877
2,258	Hasbro, Inc.	44,257
5,984	Mattel, Inc.	116,389
		482,792
	Regional Banks (1.1%)
3,879	AmSouth Bancorporation	96,742
5,834	Fifth Third Bancorp	271,106
1,347	First Horizon National Corp.	57,342
1,254	M&T Bank Corp.	128,359
2,440	Marshall & Ilsley Corp.	104,456
2,838	North Fork Bancorporation, Inc.	81,451
3,206	Northern Trust Corp.	139,910
3,386	Synovus Financial Corp.	91,862
21,525	U.S. Bancorp	646,826
980	Zions Bancorporation	66,464
		1,684,518
	Restaurants (0.8%)
2,081	Darden Restaurants, Inc.	61,514
17,507	McDonald's Corp.	567,052
5,666	Starbucks Corp.*	305,964
1,536	Wendy's International, Inc.	60,242
4,161	Yum! Brands, Inc.	192,862
		1,187,634
	Savings Banks (0.4%)
3,197	Golden West Financial Corp.	206,590
3,792	Sovereign Bancorp, Inc.	86,230
9,121	Washington Mutual, Inc.	368,032
		660,852
	Semiconductors (3.0%)
5,093	Advanced Micro Devices, Inc.*	80,469
6,402	Altera Corp.*	122,918
6,321	Analog Devices, Inc.	226,861
4,644	Applied Micro Circuits Corp.*	15,372
5,482	Broadcom Corp. (Class A)*	174,492
6,953	Freescale Semiconductor Inc. (Class B)*	121,469
107,272	Intel Corp.	2,408,256

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

NUMBER OF SHARES		VALUE
5,153	Linear Technology Corp.	$194,474
5,806	LSI Logic Corp.*	35,475
5,384	Maxim Integrated Products, Inc.	210,030
10,517	Micron Technology, Inc.*	109,482
6,238	National Semiconductor Corp.	105,609
2,436	NVIDIA Corp.*	55,833
2,671	PMC – Sierra, Inc.*	27,458
28,920	Texas Instruments Inc.	671,233
5,799	Xilinx, Inc.	169,273
		4,728,704
	Services to the Health Industry (0.2%)
650	Express Scripts, Inc. (Class A)*	48,224
1,983	IMS Health Inc.	46,363
1,151	Laboratory Corp. of America Holdings*	55,075
2,268	Medco Health Solutions Inc.*	96,549
842	Quest Diagnostics Inc.	80,243
		326,454
	Specialty Insurance (0.2%)
1,104	Ambac Financial Group, Inc.	84,876
1,460	MBIA Inc.	87,220
1,077	MGIC Investment Corp.	68,820
		240,916
	Specialty Stores (0.5%)
3,548	AutoNation, Inc.*	67,554
1,069	AutoZone, Inc.*	95,408
3,869	Bed Bath & Beyond Inc.*	155,882
4,194	Office Depot, Inc.*	72,514
1,211	OfficeMax Inc.	35,737
6,393	Staples, Inc.	209,307
1,963	Tiffany & Co.	61,697
2,873	Toys 'R' Us, Inc.*	61,626
		759,725
	Specialty Telecommunications (0.2%)
2,170	CenturyTel, Inc.	70,742
4,471	Citizens Communications Co.	60,314
27,879	Qwest Communications International, Inc.*	117,092
		248,148

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

NUMBER OF SHARES		VALUE
	Steel (0.1%)
1,156	Allegheny Technologies Inc.	$27,744
2,031	Nucor Corp.	114,061
1,451	United States Steel Corp.	75,162
		216,967
	Telecommunication Equipment (1.2%)
10,647	ADC Telecommunications, Inc.*	27,363
2,134	Andrew Corp.*	27,870
6,422	CIENA Corp.*	16,376
2,520	Comverse Technology, Inc.*	56,322
18,646	Corning Inc.*	203,987
58,230	Lucent Technologies Inc.*	189,830
31,663	Motorola, Inc.	498,376
21,755	QUALCOMM Inc.	810,156
5,569	Tellabs, Inc.*	39,651
		1,869,931
	Tobacco (0.9%)
18,720	Altria Group, Inc.	1,194,898
1,015	Reynolds American, Inc.	81,626
1,596	UST, Inc.	80,853
		1,357,377
	Tools/Hardware (0.1%)
1,046	Black & Decker Corp.	86,190
352	Snap-On, Inc.	11,655
990	Stanley Works (The)	47,084
		144,929
	Trucking (0.0%)
1,487	Hunt (J.B.) Tansport Services, Inc.	65,606
	Trucks/Construction/Farm Machinery (0.6%)
4,816	Caterpillar Inc.	429,106
666	Cummins Inc.	51,728
3,464	Deere & Co.	240,506
1,148	Navistar International Corp.*	44,680
2,650	PACCAR, Inc.	187,249
		953,269
	Wholesale Distributors (0.1%)
2,343	Genuine Parts Co.	99,179
1,467	Grainger (W.W.), Inc.	89,795
		188,974

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

NUMBER OF SHARES		VALUE
	Wireless Telecommunications (0.3%)
14,283	Nextel Communications, Inc. (Class A)*	$409,779
	Total Common Stocks (Cost $131,707,687)	137,990,113

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	U.S. Government & Agency Obligations (7.6%)
	Federal Home Loan Mortgage Corp. (DD)
$500		5.00%	02/01/20	507,813
200		5.50	02/01/20	206,188
	Federal National Mortgage Assoc.
325	(DD)	4.50	02/01/20	324,492
725	(DD)	5.50	02/01/19-
			02/01/35	742,305
325	(DD)	6.00	02/01/35	335,664
990		6.50	11/01/34	1,036,678
	U.S. Treasury Bonds
300		5.50	08/15/28	335,426
1,050		6.125	08/15/29	1,273,699
	U.S. Treasury Notes
500		1.875	01/31/06	494,844
600		3.50	11/15/06	603,001
750		3.875	02/15/13	742,530
500		4.25	08/15/13	506,290
800		5.00	08/15/11	851,344
3,200		5.625	05/15/08	3,412,752
400		6.50	02/15/10	451,141
	U.S. Government & Agency Obligations (Cost $11,839,856)			11,824,167
	Corporate Bonds (2.1%)
	Advertising/Marketing Services (0.0%)
20	Interpublic Group of Companies, Inc. (The)	5.40	11/15/09	20,177
25	WPP Finance Corp. – 144A† (United Kingdom)	5.875	06/15/14	26,609
				46,786
	Aerospace & Defense (0.1%)
25	Northrop Grumman Corp.	4.079	11/16/06	25,167
20	Raytheon Co.	4.85	01/15/11	20,506
44	Systems 2001 Asset Trust – 144A† (Cayman Islands)	6.664	09/15/13	48,429
				94,102

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Air Freight/Couriers (0.0%)
$15	FedEx Corp.	7.25%		02/15/11	$17,115
	Broadcasting (0.0%)
20	Clear Channel Communications, Inc.	7.65		09/15/10	22,638
	Cable/Satellite TV (0.1%)
50	Comcast Cable Communications Inc.	6.75		01/30/11	56,021
25	Cox Communications, Inc. – 144A†	4.625		01/15/10	24,921
20	Echostar DBS Corp.	6.375		10/01/11	20,525
					101,467
	Casino/Gaming (0.1%)
40	MGM Mirage Inc.	8.50		09/15/10	45,500
20	Station Casinos, Inc.	6.00		04/01/12	20,600
					66,100
	Chemicals: Major Diversified (0.0%)
15	ICI Wilmington Inc.	4.375		12/01/08	15,085
	Containers/Packaging (0.0%)
30	Sealed Air Corp. – 144A†	5.625		07/15/13	31,205
	Electric Utilities (0.3%)
25	Arizona Public Service Co.	5.80		06/30/14	26,895
25	Cincinnati Gas & Electric Co.	5.70		09/15/12	26,651
15	Consolidated Natural Gas Co.	5.00		12/01/14	15,128
20	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	22,065
15	Consumers Energy Co.	4.00		05/15/10	14,684
15	Consumers Energy Co.	5.375		04/15/13	15,630
5	Detroit Edison Co.	6.125		10/01/10	5,451
20	Entergy Gulf States, Inc.	2.80	††	12/01/09	20,005
10	Entergy Gulf States, Inc.	3.60		06/01/08	9,825
20	Exelon Corp.	6.75		05/01/11	22,356
20	Monongahela Power Co.	5.00		10/01/06	20,384
25	Ohio Edison Co.	5.45		05/01/15	25,571
30	Ohio Power Co. (Series G)	6.60		02/15/33	34,764
20	Pacific Gas & Electric Co.	4.80		03/01/14	20,074
10	Pacific Gas & Electric Co.	6.05		03/01/34	10,787
5	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	4,884
30	PSEG Energy Holdings Inc.	8.625		02/15/08	32,437

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$15	Reliant Energy, Inc.	6.75%	12/15/14	$14,700
15	Reliant Energy Resources Corp.	7.75	02/15/11	17,414
5	Southern California Edison Co.	5.00	01/15/14	5,116
20	Texas-New Mexico Power Co.	6.25	01/15/09	21,064
20	TXU Energy Co.	7.00	03/15/13	22,556
15	Wisconsin Electric Power Co.	3.50	12/01/07	14,910
				423,351
	Electronic Equipment/Instruments (0.0%)
20	Xerox Corp.	6.875	08/15/11	21,200
25	Xerox Corp.	7.125	06/15/10	27,062
				48,262
	Finance/Rental/Leasing (0.1%)
5	American General Finance Corp. (Series MTNH)	4.625	09/01/10	5,066
20	CIT Group, Inc.	3.65	11/23/07	19,869
65	Countrywide Home Loans, Inc. (Series MTN)	3.25	05/21/08	63,365
30	Ford Motor Credit Co.	7.25	10/25/11	31,966
35	MBNA Corp.	6.125	03/01/13	37,867
25	SLM Corp.	4.00	01/15/10	24,720
				182,853
	Financial Conglomerates (0.2%)
70	Citigroup Inc.	5.625	08/27/12	74,812
45	General Electric Capital Corp.	5.45	01/15/13	47,791
70	General Motors Acceptance Corp.	6.875	09/15/11	70,384
45	General Motors Acceptance Corp.	8.00	11/01/31	45,666
65	J.P. Morgan Chase & Co.	6.625	03/15/12	72,882
				311,535
	Food Retail (0.0%)
5	Albertson's, Inc.	7.50	02/15/11	5,779
	Food: Major Diversified (0.0%)
35	Kraft Foods Inc.	5.625	11/01/11	37,177
	Food: Meat/Fish/Dairy (0.0%)
45	Smithfield Foods Inc.	7.00	08/01/11	48,094
	Forest Products (0.0%)
15	Weyerhaeuser Co.	6.75	03/15/12	17,029

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Gas Distributors (0.0%)
$20	Nisource Finance Corp.	2.915%		11/23/09	$20,022
25	Ras Laffan Liquid Natural Gas Co. Ltd. – 144A† (Qatar)	8.294		03/15/14	29,814
					49,836
	Home Furnishings (0.0%)
10	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	11,430
	Hospital/Nursing Management (0.1%)
50	HCA, Inc.	6.30		10/01/12	50,959
10	HCA, Inc.	7.875		02/01/11	11,043
					62,002
	Hotels/Resorts/Cruiselines (0.0%)
25	Hyatt Equities LLC – 144A†	6.875		06/15/07	26,179
10	Starwood Hotels & Resorts Worldwide, Inc.	7.375		05/01/07	10,687
20	Starwood Hotels & Resorts Worldwide, Inc.	7.875		05/01/12	22,900
					59,766
	Household/Personal Care (0.0%)
20	Clorox Co. (The) – 144A†	2.544	††	12/14/07	20,009
	Industrial Conglomerates (0.0%)
35	Hutchinson Whampoa International Ltd. − 144A† (Virgin Islands)	6.50		02/13/13	38,113
	Industrial Machinery (0.0%)
25	Kennametal Inc.	7.20		06/15/12	28,256
	Insurance Brokers/Services (0.1%)
100	Farmers Exchange Capital – 144A†	7.05		07/15/28	106,250
45	Marsh & McLennan Companies, Inc.	5.375		07/15/14	44,183
					150,433
	Integrated Oil (0.0%)
35	Amerada Hess Corp.	7.875		10/01/29	43,047
	Investment Banks/Brokers (0.1%)
55	Goldman Sachs Group Inc.	6.875		01/15/11	62,005

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Major Telecommunications (0.2%)
$15	AT&T Corp.	9.75%	11/15/31	$19,181
15	AT&T Wireless Services, Inc.	8.75	03/01/31	20,695
25	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75	06/15/30	33,922
20	Sprint Capital Corp.	8.75	03/15/32	27,170
35	Telecom Italia Capital SpA – 144A† (Luxembourg)	4.00	01/15/10	34,214
60	Verizon Global Funding Corp.	7.75	12/01/30	76,093
				211,275
	Managed Health Care (0.1%)
45	Aetna, Inc.	7.875	03/01/11	52,756
35	Health Net, Inc.	9.875	04/15/11	42,616
10	Wellpoint Inc. – 144A†	3.75	12/14/07	9,954
10	Wellpoint Inc. – 144A†	4.25	12/15/09	9,967
				115,293
	Media Conglomerates (0.1%)
50	News America Holdings, Inc.	7.28	06/30/28	58,474
40	Time Warner, Inc.	7.70	05/01/32	49,989
				108,463
	Medical Specialties (0.0%)
15	Fisher Scientific International, Inc. – 144A†	6.75	08/15/14	15,900
	Miscellaneous Commercial Services (0.0%)
30	Iron Mountain Inc.	7.75	01/15/15	30,825
	Motor Vehicles (0.1%)
20	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	25,695
35	General Motors Corp.	8.375	07/15/33	35,340
25	Ford Motor Co.	6.625	10/01/28	23,122
				84,157
	Multi-Line Insurance (0.1%)
60	AIG Sun America Global Finance VI – 144A†	6.30	05/10/11	65,494
15	American General Finance Corp.	4.625	05/15/09	15,249
10	AXA Financial Inc.	6.50	04/01/08	10,767
				91,510

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Oil & Gas Pipelines (0.0%)
$5	Northwest Pipeline Corp.	8.125%	03/01/10	$5,544
	Oil & Gas Production (0.0%)
5	Kerr-McGee Corp.	7.875	09/15/31	6,313
20	Nexen Inc. (Canada)	5.05	11/20/13	19,972
10	Plains E & P Corp.	7.125	06/15/14	11,025
				37,310
	Oil Refining/Marketing (0.0%)
15	PC Financial Partnership	5.00	11/15/14	15,069
	Pulp & Paper (0.1%)
20	Abitibi-Consolidated Inc. (Canada)	8.55	08/01/10	21,575
40	Abitibi-Consolidated Inc. (Canada)	8.85	08/01/30	40,400
45	Bowater Canada Finance (Canada)	7.95	11/15/11	48,436
20	Sappi Papier Holding AG – 144A† (Austria)	6.75	06/15/12	22,252
				132,663
	Railroads (0.1%)
15	Burlington North Santa Fe Railway Co.	4.575	01/15/21	15,072
15	CSX Corp.	2.75	02/15/06	14,853
10	CSX Corp.	9.00	08/15/06	10,763
10	Norfolk Southern Corp.	7.35	05/15/07	10,767
15	Union Pacific Corp.	6.65	01/15/11	16,765
10	Union Pacific Corp. (Series MTNE)	6.79	11/09/07	10,740
				78,960
	Real Estate Investment Trusts (0.0%)
35	EOP Operating L.P.	4.75	03/15/14	34,137
5	Rouse Co. (The)	5.375	11/26/13	4,836
				38,973
	Restaurants (0.0%)
15	Tricon Global Restaurants, Inc.	8.875	04/15/11	18,459
	Savings Banks (0.1%)
65	Household Finance Corp.	8.00	07/15/10	76,273
33	Washington Mutual Inc.	8.25	04/01/10	38,472
				114,745

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Specialty Stores (0.0%)
$10	Autonation, Inc.	9.00%		08/01/08	$11,300
	Tobacco (0.0%)
30	Altria Group, Inc.	7.00		11/04/13	32,849
	Trucks/Construction/Farm Machinery (0.0%)
45	Caterpillar Financial Services Corp.	2.409	††	08/20/07	45,020
	Wireless Telecommunications (0.0%)
10	Rogers Wireless Communications Inc. – 144A†	7.25		12/15/12	10,725
	Total Corporate Bonds (Cost $3,083,994)				3,192,515
	Asset-Backed Securities (1.1%)
	Finance/Rental/Leasing
150	American Express Credit Account Master Trust 2002-3 A	2.59	††	12/15/09	150,424
68	Asset Backed Funding Certificates 2004-HE1 A1	2.66	††	06/25/22	68,034
63	Capital Auto Receivables Asset Trust 2003-2 A3A	1.44		02/15/07	62,881
100	Capital Auto Receivables Asset Trust 2003-3 A3B	2.56	††	01/15/08	100,140
100	Citibank Credit Card Issuance Trust 2000-A1 A1	6.90		10/15/07	102,619
150	Citibank Credit Card Issuance Trust 2002-A2 A2	2.32	††	02/15/07	150,069
100	GE Capital Credit Card Master Note Trust 2004-1 A	2.53	††	06/15/10	100,103
100	GE Capital Credit Card Master Note Trust 2004-2 A	2.52	††	09/15/10	100,107
100	GE Dealer Floorplan Master Note Trust 2004-1 A	2.55	††	07/20/08	100,065
35	Harley-Davidson Motorcycle Trust 2003-1 A1	1.56		05/15/07	34,612
65	New Century Home Equity Loan Trust 2004-A AI11	2.71	††	08/25/34	64,666
87	Residential Asset Securities Corp. 2004-KSB AI1	2.69	††	10/25/22	86,867
100	SLM Student Loan Trust 2004-6 A2	2.74	††	01/25/13	100,169
150	SLM Student Loan Trust 2004-9 A2	2.72	††	10/25/12	150,068
25	TXU Electric Delivery Transition Bond Company LLC 2004-1 A2	4.81		11/17/14	25,639
100	USAA Auto Owner Trust 2004-2 A2	2.41		02/15/07	99,634
100	Wachovia Auto Owner Trust 2004-B A2	2.40		05/21/07	99,520
100	World Omni Auto Receivables Trust 2004-A A2	2.58		07/12/07	99,674
	Total Asset-Backed Securities (Cost $1,697,086)				1,695,291

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Convertible Bonds (0.9%)
	Financial Conglomerates (0.7%)
$1,000	American Express Co. – 144A†	1.85	#%	12/01/33	$1,046,250
	Internet Retail (0.2%)
300	Amazon.com, Inc.	4.75		02/01/09	302,625
	Total Convertible Bonds (Cost $1,335,791)				1,348,875
	Foreign Government Obligations (0.2%)
45	Russian Federation (Russia) – 144A†	5.00		03/31/30	47,419
160	United Mexican States (Mexico)	8.375		01/14/11	188,400
	Total Foreign Government Obligations (Cost $228,230)				235,819
	Short-Term Investments (0.5%)
	U.S. Government Obligation (a) (0.0%)
50	U.S. Treasury Bill** (Cost $49,866)	1.89		03/24/05	49,866
	Repurchase Agreement (0.5%)
714	Joint repurchase agreement account (dated 01/31/05; proceeds $714,049) (b) (Cost $714,000)	2.485		02/01/05	714,000
	Total Short-Term Investments (Cost $763,866)				763,866
	Total Investments (Cost $150,656,510) (c) (d)			101.5%	157,050,646
	Liabilities in Excess of Other Assets			(1.5)	(2,250,244)
	Net Assets			100.0%	$154,800,402

DD	All of these securities were purchased on a delayed delivery basis.
*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $32,330.
†	Resale is restricted to qualified institutional investors.
††	Rate shown is the rate in effect at January 31, 2005.
#	Will convert to 0% on December 1, 2006.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $8,868,240 in connection with open futures contracts and securities purchased on a delayed delivery basis.
(d)	The aggregate cost for federal income tax purposes is $151,147,714. The aggregate gross unrealized appreciation is $12,719,270 and the aggregate gross unrealized depreciation is $6,816,338, resulting in net unrealized appreciation of $5,902,932.

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2005 continued

Futures Contracts Open at January 31, 2005:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION/ (DEPRECIATION)
3	Short	U.S. Treasury Notes 2 Year, March 2005	$(627,188)	$ 1,945
46	Short	U.S. Treasury Notes 5 Year, March 2005	(5,025,500)	7,323
4	Long	U.S. Treasury Notes 10 Year, March 2005	449,063	1,177
6	Short	U.S. Treasury Bonds 20 Year, March 2005	(689,063)	(13,657)
		Net unrealized depreciation		$(3,212)

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2005

Assets:
Investments in securities, at value (cost $150,656,510)	$157,050,646
Receivable for:
Interest	208,716
Investments sold	178,314
Dividends	108,112
Shares of beneficial interest sold	76,172
Variation margin	2,953
Prepaid expenses and other assets	13,717
Total Assets	157,638,630
Liabilities:
Payable for:
Investments purchased	2,120,655
Shares of beneficial interest redeemed	435,460
Distribution fee	118,647
Investment advisory fee	89,891
Administration fee	10,733
Accrued expenses and other payables	62,842
Total Liabilities	2,838,228
Net Assets	$154,800,402
Composition of Net Assets:
Paid-in-capital	$147,712,687
Net unrealized appreciation	6,390,924
Accumulated undistributed net investment income	172,222
Accumulated undistributed net realized gain	524,569
Net Assets	$154,800,402
Class A Shares:
Net Assets	$15,527,315
Shares Outstanding (unlimited authorized, $.01 par value)	1,461,589
Net Asset Value Per Share	$10.62
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$11.21
Class B Shares:
Net Assets	$116,344,005
Shares Outstanding (unlimited authorized, $.01 par value)	11,042,518
Net Asset Value Per Share	$10.54
Class C Shares:
Net Assets	$16,920,074
Shares Outstanding (unlimited authorized, $.01 par value)	1,605,826
Net Asset Value Per Share	$10.54
Class D Shares:
Net Assets	$6,009,008
Shares Outstanding (unlimited authorized, $.01 par value)	564,416
Net Asset Value Per Share	$10.65

Statement of Operations

For the year ended January 31, 2005

Net Investment Income:
Income
Dividends (net of $13,547 foreign withholding tax)	$2,933,790
Interest	884,346
Total Income	3,818,136
Expenses
Distribution fee (Class A shares)	49,242
Distribution fee (Class B shares)	1,368,006
Distribution fee (Class C shares)	187,865
Investment advisory fee	1,348,408
Transfer agent fees and expenses	130,604
Registration fees	97,554
Professional fees	81,433
Shareholder reports and notices	65,966
Administration fee	33,119
Custodian fees	22,436
Offering costs	6,686
Trustees' fees and expenses	1,627
Other	26,528
Total Expenses	3,419,474
Net Investment Income	398,662
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments	14,283,281
Futures contracts	230,543
Foreign exchange transactions	179,593
Net Realized Gain	14,693,417
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(11,249,108)
Futures contracts	117,496
Net translation of other assets and liabilities denominated in foreign currencies	(3,064)
Net Depreciation	(11,134,676)
Net Gain	3,558,741
Net Increase	$3,957,403

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED JANUARY 31, 2005	FOR THE PERIOD FEBRUARY 26, 2003* THROUGH JANUARY 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$398,662	$(236,111)
Net realized gain	14,693,417	8,129,234
Net change in unrealized appreciation	(11,134,676)	17,525,600
Net Increase	3,957,403	25,418,723
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(146,436)	—
Class B shares	(156,304)	—
Class C shares	(25,204)	—
Class D shares	(72,064)	—
Net realized gain
Class A shares	(1,657,944)	(619,387)
Class B shares	(11,996,031)	(4,457,377)
Class C shares	(1,697,139)	(621,766)
Class D shares	(630,134)	(401,474)
Total Dividends and Distributions	(16,381,256)	(6,100,004)
Net increase (decrease) from transactions in shares of beneficial interest	(47,024,636)	194,830,172
Net Increase (Decrease)	(59,448,489)	214,148,891
Net Assets:
Beginning of period	214,248,891	100,000
End of Period (Including accumulated undistributed net investment income of $172,222 and $54,440, respectively)	$154,800,402	$214,248,891

*	Commencement of operations.

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2005

1.   Organization and Accounting Policies

Morgan Stanley Allocator Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is selecting securities to maximize total investment return through different stage of an economic cycle. The Fund was organized as a Massachusetts business trust on October 25, 2002 and had no other operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), to effect the Fund's initial capitalization. The Fund commenced operations on February 26, 2003.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or the Investment Adviser determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2005 continued

pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2005 continued

exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I.   Offering Costs — The Investment Manager incurred offering costs on behalf of the Fund in the amount of $126,767 which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and were fully amortized as of February 26, 2004.

J.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Effective November 1, 2004, pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays a advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.67% to the net assets of the Fund determined as of the close of each business day.

Effective November 1, 2004 pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2005 continued

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A − up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the average daily net assets of Class B; and (iii) Class C − up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $3,743,327 at January 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended January 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.98%, respectively.

The Distributor has informed the Fund that for the year ended January 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $992, $489,747 and $12,533, respectively and received $83,954 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended January 31, 2005 aggregated $228,690,870 and $284,980,123, respectively. Included in the aforementioned transactions are purchases and sales/prepayments of U.S. Government securities of $71,166,967 and $91,794,640, respectively.

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2005 continued

For the year ended January 31, 2005, the Fund incurred brokerage commissions of $30,973 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At January 31, 2005, the Fund had transfer agent fees and expenses payable of approximately $2,800.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Purpose of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

The Fund may purchase and sell interest rate and index futures ("futures contracts") to facilitate trading; increase or decrease the Fund's market exposure, seek higher investment returns, or to protect against a decline in the value of the Fund's securities or an increase in prices of securities that may be purchased.

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2005 continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED JANUARY 31, 2005		FOR THE PERIOD FEBRUARY 26, 2003* THROUGH JANUARY 31, 2004
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	382,760	$4,288,847	2,369,233	$24,626,311
Reinvestment of dividends and distributions	150,624	1,650,200	49,844	555,758
Redeemed	(1,015,352)	(11,300,294)	(478,020)	(5,148,741)
Net increase (decrease) – Class A	(481,968)	(5,361,247)	1,941,057	20,033,328
CLASS B SHARES
Sold	1,105,328	12,362,538	15,276,687	158,933,865
Reinvestment of dividends and distributions	1,021,928	11,109,253	364,961	4,043,765
Redeemed	(4,983,593)	(54,958,695)	(1,745,293)	(19,187,102)
Net increase (decrease) – Class B	(2,856,337)	(31,486,904)	13,896,355	143,790,528
CLASS C SHARES
Sold	193,028	2,140,499	2,287,596	23,615,433
Reinvestment of dividends and distributions	146,728	1,594,805	52,612	582,936
Redeemed	(672,931)	(7,434,605)	(403,707)	(4,388,105)
Net increase (decrease) – Class C	(333,175)	(3,699,301)	1,936,501	19,810,264
CLASS D SHARES
Sold	79,027	885,410	1,786,468	18,283,219
Reinvestment of dividends and distributions	59,339	651,744	31,724	354,359
Redeemed	(713,229)	(8,014,338)	(681,413)	(7,441,526)
Net increase (decrease) – Class D	(574,863)	(6,477,184)	1,136,779	11,196,052
Net increase (decrease) in Fund	(4,246,343)	$(47,024,636)	18,910,692	$194,830,172

*	Commencement of operations.

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2005 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED JANUARY 31, 2005	FOR THE YEAR ENDED JANUARY 31, 2004
Ordinary income	$15,691,208	$6,100,004
Long-term gains	690,048	—
Total distributions	$16,381,256	$6,100,004

As of January 31, 2005, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	$1,013,738
Undistributed long-term gains	171,163
Net accumulated earnings	1,184,901
Temporary differences	(118)
Net unrealized appreciation	5,902,932
Total accumulated earnings	$7,087,715

As of January 31, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, mark-to-market of open futures contracts, capital loss deferrals on straddles and tax adjustment on real estate investment trusts ("REITs") held by the Fund and permanent book/tax differences primarily attributable to foreign currency gains and tax adjustments on REITs and Treasury inflation-protected securities sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $13,195, accumulated undistributed net realized gain was charged $105,933 and accumulated undistributed net investment income was credited $119,128.

8.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Allocator Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JANUARY 31, 2005	FOR THE PERIOD FEBRUARY 26, 2003* THROUGH JANUARY 31, 2004
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.39	$10.00
Income from investment operations:
Net investment income‡	0.09	0.05
Net realized and unrealized gain	0.32	1.67
Total income from investment operations	0.41	1.72
Less dividends and distributions from:
Net investment income	(0.10)	—
Net realized gain	(1.08)	(0.33)
Total dividends and distributions	(1.18)	(0.33)
Net asset value, end of period	$10.62	$11.39
Total Return†	3.57%	17.16	% (1)
Ratios to Average Net Assets(3):
Expenses	1.23%	1.23	% (2)
Net investment income	0.84%	0.47	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$15,527	$22,141
Portfolio turnover rate	126%	239	% (1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Highlights continued

	FOR THE YEAR ENDED JANUARY 31, 2005	FOR THE PERIOD FEBRUARY 26, 2003* THROUGH JANUARY 31, 2004
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.31	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	0.01	(0.03)
Net realized and unrealized gain	0.31	1.67
Total income from investment operations	0.32	1.64
Less dividends and distributions from:
Net investment income	(0.01)	—
Net realized gain	(1.08)	(0.33)
Total dividends and distributions	(1.09)	(0.33)
Net asset value, end of period	$10.54	$11.31
Total Return†	2.84%	16.36	%(1)
Ratios to Average Net Assets(3):
Expenses	1.98%	2.02	%(2)
Net investment income (loss)	0.09%	(0.32)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$116,344	$157,175
Portfolio turnover rate	126%	239	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Highlights continued

	FOR THE YEAR ENDED JANUARY 31, 2005	FOR THE PERIOD FEBRUARY 26, 2003* THROUGH JANUARY 31, 2004
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.31	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	0.01	(0.03)
Net realized and unrealized gain	0.32	1.67
Total income from investment operations	0.33	1.64
Less dividends and distributions from:
Net investment income	(0.02)	—
Net realized gain	(1.08)	(0.33)
Total dividends and distributions	(1.10)	(0.33)
Net asset value, end of period	$10.54	$11.31
Total Return†	2.76%	16.36	%(1)
Ratios to Average Net Assets(3):
Expenses	1.96%	2.02	%(2)
Net investment income (loss)	0.11%	(0.32)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$16,920	$21,927
Portfolio turnover rate	126%	239	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Highlights continued

	FOR THE YEAR ENDED JANUARY 31, 2005	FOR THE PERIOD FEBRUARY 26, 2003* THROUGH JANUARY 31, 2004
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.42	$10.00
Income from investment operations:
Net investment income‡	0.12	0.07
Net realized and unrealized gain	0.32	1.68
Total income from investment operations	0.44	1.75
Less dividends and distributions from:
Net investment income	(0.13)	—
Net realized gain	(1.08)	(0.33)
Total dividends and distributions	(1.21)	(0.33)
Net asset value, end of period	$10.65	$11.42
Total Return†	3.84%	17.46	% (1)
Ratios to Average Net Assets(3):
Expenses	0.98%	1.02	% (2)
Net investment income	1.09%	0.68	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$6,009	$13,006
Portfolio turnover rate	126%	239	% (1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Allocator Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Allocator Fund (the "Fund"), including the portfolio of investments, as of January 31, 2005, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period February 26, 2003 (commencement of operations) through January 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal controls over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Allocator Fund as of January 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period of February 26, 2003 (commencement of operations) through January 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
March 18, 2005

Morgan Stanley Allocator Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY 10022-3902	Trustee	Since April 1994	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	208	None
Edwin J. Garn (72) 1031 N. Chartwell Court Salt Lake City, UT 84103	Trustee	Since January 1993	Consultant; Managing Director of Summit Ventures LLC; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly Managing Director of Summit Ventures LLC (2000-2004); United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	208	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (70) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY 10022-3902	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	208	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Allocator Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (55) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	208	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company.
Joseph J. Kearns (62) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	209	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (68) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Trustee	Since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	208	Director of various business organizations.
Fergus Reid (72) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	209	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Allocator Fund

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (71) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	208	None.
James F. Higgins (56) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	208	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Allocator Fund

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (51) 1221 Avenue of the Americas New York, NY 10020	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Adviser and the Administrator; Chairman and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President of the Institutional Funds (since July 2003) and President of the Retail Funds; Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee and President (since October 2002) of the Van Kampen Open-End Funds.
Ronald E. Robison (66) 1221 Avenue of the Americas New York, NY 10020	Executive Vice President and Principal Executive Officer	Since April 2003	Principal Executive Officer of Funds in the Fund Complex (since May 2003); Managing Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Adviser and the Administrator; Director of the Transfer Agent; Managing Director and Director of the Distributor; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003) and the Retail Funds (since April 2003); Director of Morgan Stanley SICAV (since May 2004); previously President and Director of the Retail Funds (March 2001-July 2003) and Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.
Joseph J. McAlinden (62) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Adviser and Morgan Stanley Investment Management Inc.; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Barry Fink (50) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director of the Investment Adviser and the Administrator; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary (February 1997-July 2003) and General Counsel (February 1997-April 2004) of the Retail Funds; Vice President and Assistant General Counsel of the Investment Adviser and the Administrator (February 1997-December 2001).
Amy R. Doberman (42) 1221 Avenue of Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management; Managing Director of Morgan Stanley Investment Management Inc. and the Investment Adviser, Vice President of the Institutional and Retail Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); previously, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000 – July 2004) and General Counsel, Aeltus Investment Management Inc. (January 1997 – July 2000).

Morgan Stanley Allocator Fund

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Carsten Otto (41) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Executive Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Executive Director of the Investment Adviser and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.
Stefanie V. Chang (38) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Adviser; Vice President of the Institutional Funds and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).
Francis J. Smith (39) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and Morgan Stanley Services (since December 2001); previously, Vice President of the Retail Funds (September 2002-July 2003), Vice President of the Investment Adviser and the Administrator (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (58) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Adviser, the Distributor and the Administrator; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Adviser, the Distributor and the Administrator.

Mary E. Mullin (37) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Adviser; Secretary of the Institutional Funds and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

2005 Federal Tax Notice (unaudited)

During the fiscal year ended January 31, 2005, 16.50% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 17.23% of the Fund's ordinary dividends paid during the fiscal year ended January 31, 2005 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Of the Fund's ordinary dividends paid during the fiscal year, 1.01% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2005 Morgan Stanley

39947RPT-RA05-00194P-Y01/05	MORGAN STANLEY FUNDS
Morgan Stanley Allocator Fund Annual Report January 31, 2005

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the
Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d) Not applicable.

(e) Not applicable.

(f)

         (1) The Fund's Code of Ethics is attached hereto as Exhibit A.

         (2) Not applicable.

         (3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2005
                                                            REGISTRANT            COVERED ENTITIES(1)

              AUDIT FEES........................            $ 34,782              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $    452 (2)          $3,746,495  (2)
                        TAX FEES................            $  5,576 (3)          $   79,800  (4)
                        ALL OTHER FEES..........            $ -                   $ -
              TOTAL NON-AUDIT FEES..............            $   6,028             $ 3,826,295

              TOTAL..............................           $  40,810             $ 3,826,295

           2004
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $ 32,830              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.....             $  (2)                $ 2,847,161  (2)
                        TAX FEES..................          $  5,100 (3)          $   736,810  (4)
                        ALL OTHER FEES...........           $  -                  $ - (5)
              TOTAL NON-AUDIT FEES.........                 $  5,100              $ 3,583,971

              TOTAL..............................           $ 37,930              $ 3,583,971

              N/A- Not applicable, as not required by Item 4.

              (1)   Covered Entities include the Adviser (excluding
                    sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
              (2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered
                    Entities' and funds advised by the Adviser or its
                    affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the preparation and review of the Registrant's tax returns.
              (4)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the review of
                    Covered Entities' tax returns.
              (5)   All other fees represent project management for future
                    business applications and improving business and operational processes.

                                       2

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

   1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------------------
1     This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
      Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                       3

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

   2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                       4

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

   6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8. PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                       5

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

   9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

                                       6

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J.
Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

                                       7

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       8

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Allocator Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2005

                                       9

                                                                    EXHIBIT 12 A

           CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL
                                    OFFICERS
                           ADOPTED SEPTEMBER 28, 2004

I.       This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
         "Funds" and each, a "Fund") applies to each Fund's Principal Executive
         Officer, President, Principal Financial Officer and Treasurer (or
         persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

         o        honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

         o        full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in
                  other public communications made by the Fund;

         o        compliance with applicable laws and governmental rules and regulations;

         o        prompt internal reporting of violations of the Code to an
                  appropriate person or persons identified in the Code; and

         o        accountability for adherence to the Code.

                  Each Covered Officer should adhere to a high standard of
business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
         OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment

                                       10

Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o        use his personal influence or personal relationships
                  improperly to influence investment decisions or financial
                  reporting by the Fund whereby the Covered Officer would
                  benefit personally (directly or indirectly);

         o        cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o        use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade
                  personally in contemplation of the market effect of such
                  transactions.

                                       11

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o        service or significant business relationships as a director on the board of any public or private company;

         o        accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any
                  person or entity with which the Fund has current or
                  prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

         o        any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o        a direct or indirect financial interest in commissions,
                  transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares
                  other than an interest arising from the Covered Officer's
                  employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o        Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally
                  applicable to the Funds;

         o        each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others,
                  whether within or outside the Fund, including to the Fund's
                  Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

         o        each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and
                  understandable disclosure in the reports and documents the
                  Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

                                       12

         o        it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
                  applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o        upon adoption of the Code (thereafter as applicable, upon
                  becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o        annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o        not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith;
                  and

         o        notify the General Counsel promptly if he/she knows or
                  suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o        the General Counsel will take all appropriate action to
                  investigate any potential violations reported to him;

         o        if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o        any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o        if the directors/trustees/managing general partners who are not "interested persons" as defined by the Investment Company
                  Act (the "Independent Directors/Trustees/Managing General
                  Partners") of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to,
                  applicable

---------------------
2     Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       13

                  policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o        the Independent Directors/Trustees/Managing General Partners
                  of the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

         o        any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each
Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII.     CONFIDENTIALITY
         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       14

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

__________________________

Date:_____________________

                                       15

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       16

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Barry Fink

                                       17

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Allocator Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       18

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: March 22, 2005
                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       19

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Allocator Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       20

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: March 22, 2005
                                                    /s/ Francis Smith
                                                    Francis Smith
                                                    Principal Financial  Officer

                                       21

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Allocator Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended January 31, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 22, 2005                                 /s/ Ronald E. Robison
                                                     ----------------------
                                                     Ronald E. Robison
                                                     Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Allocator Fund and will be retained by Morgan Stanley
Allocator Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                                       22

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Allocator Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended January 31, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 22, 2005                                 /s/ Francis Smith
                                                     ----------------------
                                                     Francis Smith
                                                     Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Allocator Fund and will be retained by Morgan Stanley
Allocator Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                                       23